Other Financial Liabilities and Other Liabilities	12 Months Ended
Dec. 31, 2025
Miscellaneous liabilities [abstract]
Other Financial Liabilities and Other Liabilities
28. OTHER FINANCIAL LIABILITIES AND OTHER LIABILITIES
Other financial liabilities and other liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Other financial liabilities:
Accounts payable	7,250,633	8,059,195
Accrued expenses	4,694,493	4,456,143
Borrowings from trust accounts	6,769,383	7,692,762
Agency business revenue	733,990	594,685
Foreign exchange payables	902,564	784,357
Domestic exchange settlement credits	7,592,473	11,749,779
Lease liabilities	527,090	541,572
Other miscellaneous financial liabilities	3,857,393	4,250,210
Present value discount	(13,968)	(10,645)

Sub-total	32,314,051	38,118,058

Other liabilities:
Unearned income	407,525	354,792
Other miscellaneous liabilities	388,973	479,102

Sub-total	796,498	833,894

Total	33,110,549	38,951,952